Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000081443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2013
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013